Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

(6)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,	December 31,
	2009	2010

Buildings	511,831	644,187
Plant and machinery	1,228,855	1,879,903
Furniture, fixtures and office equipment	11,995	21,293
Motor vehicles	5,392	6,616

	1,758,073	2,551,999
Less: accumulated depreciation	(120,843)	(280,166)
Less: provision for impairment	(1,999)	(2,062)
Construction in progress	973,494	723,442

	2,608,725	2,993,213

Depreciation expense was US$34,697, US$66,785 and US$153,196, for the years ended December 31, 2008, 2009 and 2010, respectively.

Construction in progress as of December 31, 2010 includes US$151,300 (2009: US$244,375) of furnaces, wire saws and other equipment that has been received but is pending installation. The installation of these machines and equipments is normally completed within one to three months after they are received by the Group.

The Group recognized an impairment loss of US$ nil, US$1,999 and US$ nil during the years ended December 31, 2008, 2009 and 2010, respectively. Management determined that the ability to recover the carrying value of certain machines was impaired because they were no longer used due to poor physical condition, and which management believed cannot be sold.